Document And Entity Information	Jan. 17, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed solely to ensure the correct item number tag (Items 5.02) is reflected in the EDGAR system for the submission of the Current Report on Form 8-K filed January 22, 2020 with respect to the departure of the Company’s Vice President, Business Initiatives, effective January 17, 2020. No substantive changes have been made to the disclosures previously provided.
Document Period End Date	Jan. 17, 2020
Entity Registrant Name	ONTO INNOVATION INC.
Entity Central Index Key	0000704532
Entity Emerging Growth Company	false
Entity File Number	001-39110
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-2276314
Entity Address, Address Line One	16 Jonspin Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	978
Local Phone Number	253-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ONTO
Security Exchange Name	NYSE